Commitments and Contingencies	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 9 — Commitments and Contingencies

Litigation

Certain conditions may exist as of the date the financial statements are issued which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company, or unasserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or unasserted claims, as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements.

If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed, unless they involve guarantees, in which case the guarantees would be disclosed. There can be no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

On August 10, 2017, Embarcadero Technologies, Inc. (“Embarcadero”) and Idera, Inc. (“Idera”) filed a complaint in the U.S. Federal District Court for the Western District of Texas against SGS and Integrio for failure to pay for purchased software and services pursuant to certain reseller agreements. The complaint alleges that SGS entered into an agreement with Integrio to acquire certain assets and assume certain liabilities of Integrio and are therefore responsible for any amounts due. In the complaint, Embarcadero and Idera demand that SGS and Integrio pay $1,100,000.00 in damages. On April 26, 2018, the parties filed a stipulation of dismissal to dismiss this case with prejudice following entry into a settlement agreement pursuant to which the Company agreed to satisfy the outstanding payables. On April 28, 2018, the court rendered the final judgment to approve this stipulation. The liability has been accrued and is included as a component of accounts payable as of September 30, 2018 in the condensed consolidated balance sheets.

On August 11, 2017, Micro Focus (US) Inc. (“Micro Focus”), filed a complaint in the Circuit Court of Fairfax County, Virginia against SGS for failure to pay a debt settlement entered into on March 13, 2017 for a principal amount of approximately $246,000 plus accrued interest. The complaint demands full payment of the principal amount of approximately $246,000 plus accrued interest. On October 31, 2017, Micro Focus filed a motion for summary judgment against SGS. The Company consented to the court entering summary judgment in favor of Micro Focus in the amount of approximately $246,000, with interest accruing at 10% per annum from June 13, 2017 until payment is completed. On April 19, 2018, the Company signed a settlement agreement with Microfocus for $200,000 which has been paid as of the date of this filing.

On March 1, 2017, VersionOne, Inc. filed a complaint in the United States District Court, Eastern District of Virginia, against Inpixon, Sysorex, and SGS (collectively, “Defendants”). The complaint alleges that VersionOne provided services to Integrio having a value of approximately $486,000, that in settlement of this amount Integrio and VersionOne entered into an agreement (the “Settlement Agreement”) whereby Integrio agreed to pay, and VersionOne agreed to accept as full payment, approximately $243,000 (the “Settlement Amount”), and that as a result of the Defendants’ acquisition of the assets of Integrio, Defendants assumed the Settlement Amount but failed to pay amounts owed to VersionOne.  The complaint also alleges that, subsequent to closing of the acquisition, VersionOne provided additional services to Defendants having a value of approximately $145,000, for which it has not been paid. VersionOne alleges that, Defendants have an obligation to pay both the Settlement Amount and the cost of the additional services. On Dec. 8, 2017, the court entered judgment against Inpixon, SGS, and Sysorex, jointly and severally, in the amount of approximately $334,000. The liability has been accrued and is included as a component of accounts payable as of September 30, 2018 in the condensed consolidated balance sheets.

On September 5, 2017, Dell Marketing threatened legal action against Sysorex and demanded approximately $1.8 million for payment of unpaid invoices. On or about January 29, 2018 the parties executed a settlement agreement resolving the matter. No court action was filed. The liability has been accrued and is included as a component of accounts payable as of September 30, 2018 in the condensed consolidated balance sheets.

On December 28, 2017, Virtual Imaging, Inc. (“Virtual Imaging”) filed a complaint in the United States District Court, Eastern District of Virginia, against Sysorex and SGS (collectively, the “Defendants”). The complaint alleges that Virtual Imaging provided products to the Defendants having an aggregate value of approximately $3,938,000, of which approximately $3,688,000 remains outstanding and overdue. Virtual Imaging has demanded compensation for the unpaid amount of approximately $3,688,000. The parties have settled this matter and agreed to a settlement payment schedule. The liability has been accrued and is included as a component of accounts payable as of September 30, 2018 in the condensed consolidated balance sheets.

On January 2, 2018, VMS, Inc. sent a demand letter claiming Sysorex owes approximately $1.2 million in unpaid invoices. The parties have settled this matter and agreed to a settlement payment schedule. The liability has been accrued and is included as a component of accounts payable as of September 30, 2018 in the condensed consolidated balance sheets.

On January 22, 2018, Deque Systems, Inc. filed a motion for entry of default judgment (the “Motion”) against SGS in the Circuit Court of Fairfax County, Virginia. The Motion alleges that SGS failed to respond to a complaint served on November 22, 2017. The Motion requests a default judgment in the amount of $336,000 plus $20,000 in legal fees. On August 10, 2018 the Company and Deque entered into a settlement agreement and the Company is repaying the debt in monthly installments. The liability has been accrued and is included as a component of accounts payable as of September 30, 2018 in the condensed consolidated balance sheets.

On February 16, 2018, the Versata Companies submitted a notice of mediation to the WIPO Arbitration and Mediation Center claiming that SGS owes approximately $421,000 in unpaid invoices and late fees. Approximately $176,000 of that amount is under dispute by SGS. The parties are currently negotiating a settlement agreement and payment plan to pay the outstanding liability. The liability has been accrued and is included as a component of accounts payable as of September 30, 2018 in the condensed consolidated balance sheets.

On April 6, 2018, AVT Technology Solutions, LLC, filed a complaint in the United States District Court Middle District of Florida Tamp Division against Inpixon and Sysorex alleging breach of contract, breach of corporate guaranty and unjust enrichment in connection with non-payment for goods received and requesting a judgment in an amount of not less than $9,152,698.71. On August 15, 2018 the Company entered into a settlement agreement with AVT and is making payments based on the settlement schedule for repayment. The liability has been accrued and is included as a component of accounts payable as of September 30, 2018 in the condensed consolidated balance sheets.

On March 19, 2018, Inpixon and the Company was notified by a consultant for advisory services (the “Consultant”) that it believes it is entitled to a minimum project fee in an amount equal to $1 million less certain amounts previously paid as a result of Inpixon’s completion of certain financing transactions. On April 18, 2018, the Consultant filed a demand for arbitration with the American Arbitration Association. The Company is contesting such demand and a hearing has been scheduled for December 4-6, 2018.

Vendor Agreements

During the nine months ended September 30, 2018, the Company was successful in renegotiating its vendor payables with its major suppliers and recorded a gain of approximately $220,000.